Segment Reporting and Business Concentrations (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) region segment	Mar. 31, 2018 USD ($) segment	Dec. 31, 2018 Segment	Dec. 31, 2017 Segment	Dec. 31, 2016 Segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments	1	1	1	1	1
Number of geographic regions | region	2
Revenue from external customers	$ 276,249	$ 246,597
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	258,436	228,542
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 17,813	$ 18,055